FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liability related to stock options and warrants	$ 630	$ 60
Deferred shares	0	216
Total long-term liabilities	630	276
Fair Value, Inputs, Level 3 [Member]
Liability related to stock options and warrants	630	60
Deferred shares	0	216
Total long-term liabilities	$ 630	$ 276